ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net cash provided by operating activities	$ 189,899	$ (18,894)	$ (178,775)
Cash flow from an investing activity:
Net cash used in investing activities	(108,461)	(161,540)	(453,395)
Cash flow from a financing activity:
Net proceeds from issuance of shares	0	0	299,159
Net cash (used in) provided by financing activities	(183,263)	(100,902)	643,109
(Decrease) increase in cash, cash equivalents and restricted cash	(100,406)	(281,483)	10,234
Cash, cash equivalents and restricted cash at beginning of year	228,170	509,653	499,419
Cash, cash equivalents and restricted cash at end of year	127,764	228,170	509,653
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities	0	1	830
Cash flow from an investing activity:
Capital contribution to a subsidiary	0	0	(300,000)
Net cash used in investing activities	0	0	(300,000)
Cash flow from a financing activity:
Net proceeds from issuance of shares	0	0	299,159
Net cash (used in) provided by financing activities	0	0	299,159
(Decrease) increase in cash, cash equivalents and restricted cash	0	1	(11)
Cash, cash equivalents and restricted cash at beginning of year	28	27	38
Cash, cash equivalents and restricted cash at end of year	$ 28	$ 28	$ 27